NOTES PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
SCHEDULE OF LONG-TERM DEBT

The Company’s notes payables balance as of June 30, 2024 and December 31, 2023, consisted of the following:

		June 30,		December 31,
		2024		2023
		Current	Non-current	Current	Non-current

Collateralized Installment Loans	(a)	2,353,577	4,955,275	970,301	2,521,624

Note Payables:
Keystone	(b)	240,000	-	-	-

Issued prior to Titan Merger:
Michaelson Capital	(c)	2,107,090	-	2,307,090	-
Loanbuilder	(d)	47,252	101,112	91,096	102,916
Individual	(e)	25,000	-	25,000	-
Kabbage Funding Loans	(f)	-	-	9,344	-

Related Parties:
Standard Waste Promissory Note (1)	(g)	500,000	-	-	-
Standard Waste Promissory Note (2)	(h)	-	2,359,898	-	-
Titan Holdings 2	(i)	326,000	537,470	175,000	603,470
Titan Holdings 5	(j)	207,000	-	40,000	-
Miller	(k)	355,000	-	250,000	-
J. Rizzo	(l)	108,500	-	65,000	-
C. Rizzo	(m)	70,000	-	-	-
Celli	(n)	200,000	-	-	-

Total outstanding principal		6,539,419	7,953,755	3,932,831	3,228,010
Less: discounts		(1,104,187)	(1,785,207)	(21,385)	(53,325)
Total notes payable		5,435,232	6,168,548	3,911,446	3,174,685

Less: Notes payable – related parties		1,766,500	2,897,368	530,000	603,470
Notes payable		$3,668,732	$3,271,180	$3,381,446	$2,571,215

The Company’s notes payables balance as of December 31, 2023 and 2022, consisted of the following:

		December 31,		December 31,
		2023		2022
		Current	Non-current	Current	Non-current

Loans:
WTI Global Inc.	(a)	$-	$-	$170,000	$-

Collateralized Loans:
Peoples United	(b)	-	-	177,539	-
M&T Bank	(c)	133,072	188,121	121,927	321,192
Daimler Truck	(d)	53,429	-	74,873	53,429
Ascentium Capital	(e)	195,519	612,674	152,467	587,991
Balboa Capital	(f)	42,829	136,604	38,895	179,433
Blue Bridge Financial	(g)	11,733	39,218	10,394	50,951
Channel Equipment Finance	(h)	93,818	98,230	-	-
Financial Pacific	(i)	33,006	100,214	29,187	133,220
M2 Equipment	(j)	43,099	134,940	39,527	178,039
Meridian Equipment Finance	(k)	28,001	85,606	25,518	113,606
Navitas	(l)	39,840	118,883	36,791	158,723
Pawnee Leasing Corp	(m)	45,910	147,848	41,480	193,759
Signature Bank	(n)	79,732	295,189	73,973	374,921
Trans Lease	(o)	44,657	112,912	40,524	157,569
Verdant Commercial Credit	(p)	47,175	122,215	44,324	169,390
Western Equipment Capital	(q)	45,016	141,589	41,186	186,605
Amur Equipment Finance	(r)	33,465	187,381	-	-

Issued prior to Titan Merger:
Michaelson Capital	(s)	2,307,090	-	-	-
Loanbuilder	(t)	91,096	102,916	-	-
Individual	(u)	25,000	-	-	-
Kabbage Loans	(v)	9,344	-	-	-
Baxter Credit Union	(w)	-	-	-	-

Related Parties:
Titan Holdings 2	(x)	175,000	603,470	-	-
Titan Holdings 5	(y)	40,000	-	-	-
Miller	(z)	250,000	-	-	-
Rizzo	(aa)	65,000	-	-	-

Total outstanding principal		3,932,831	3,228,010	1,118,605	2,858,828
Less: discounts		(21,385)	(53,325)	(20,447)	(73,297)
Total notes payable		3,911,446	3,174,685	1,098,158	2,785,531

Less: Notes payable – related parties		530,000	603,470	-	-
Notes payable		$3,381,446	$2,571,215	$1,098,158	$2,785,531

(a)	On December 15, 2022, Titan Trucking entered into a $170,000 promissory note agreement with WTI Global Inc. (“WTI”) at a 7% per annum interest rate. The promissory note was issued as consideration for the acquisition of intangible assets from WTI (Note 5 – Intangible Assets). On February 1, 2023, WTI agreed to cancel the promissory note in exchange for an ownership interest in the Company. The cancellation was recorded on the condensed consolidated balance sheet as an equity contribution (See Note 14 – Stockholders’ Equity).

(b)	On December 10, 2021, Titan Trucking entered into a collateralized loan agreement for $354,876 with Peoples United Bank at a 5.75% per annum interest rate. The loan had a maturity date of November 10, 2023, required monthly payments of $16,614 and was fully repaid as of December 31, 2023.

(c)	Titan Trucking entered into a collateralized loan on December 23, 2022 with M&T Bank which matures on February 23, 2025. The loan has an interest rate of 8.78% and the Company remits monthly payments of $13,000 with a balloon payment at maturity of $176,497.

(d)

On February 12, 2018, Titan Trucking entered into a collateralized loan agreement with Daimler Trucks for $131,940, with a maturity date of May 14, 2023. Titan Trucking made monthly payments of $2,487 towards principal and interest. Interest accrued at a rate of 4.95% per annum. As of December 31, 2023 this loan had been fully paid off.

On June 3, 2019, Titan Trucking entered into another collateralized loan agreement with Daimler Trucks for $160,601, with a maturity date of September 3, 2024. Titan Trucking makes monthly payments of $2,795 towards principal and interest. Interest accrues at a rate of 6% per annum.

On June 14, 2019, Titan Trucking entered into another collateralized loan agreement with Daimler Trucks for $155,740, with a maturity date of September 29, 2024. Titan makes monthly payments of $2,762 towards principal and interest. Interest accrues at a rate of 6% per annum.

(e)

On May 5, 2022, Titan Trucking entered into an equipment financing agreement with Ascentium Capital for $250,000, which matures on May 5, 2027. Titan Trucking makes monthly payments of $4,812 towards principal and interest. Interest accrues at a rate of 5.82% per annum.

On May 10, 2022, Titan Trucking entered into an equipment financing agreement with Ascentium Capital for $259,646, which matures on May 10, 2027. The Company makes monthly payments of $4,753 towards principal and interest. Interest accrues at a rate of 3.75% per annum.

On June 5, 2022, Titan Trucking entered into an equipment financing agreement with Ascentium Capital for $311,795, which matures on June 5, 2027. Titan Trucking makes monthly payments of $5,935 towards principal and interest. Interest accrues at a rate of 5.36% per annum.

On December 25, 2023 Titan Trucking entered into an equipment financing agreement with Ascentium Capital for $220,202, which matures on December 25, 2028. Titan Trucking makes monthly payments of $4,742 towards principal and interest. Interest accrues at a rate of 10.58% per annum

(f)	On August 13, 2022, Titan Trucking entered into a collateralized loan agreement with Balboa Capital for $230,482, which matures five years from the commencement date. Titan Trucking makes monthly payments of $4,860 towards principal and interest. Interest accrues at a rate of 9.68% per annum.

(g)	On August 11, 2022, Titan Trucking entered into an equipment finance agreement with Blue Bridge Financial for $64,539, which matures five years from the commencement date. Titan Trucking makes monthly payments of $1,442 towards principal and interest. Interest accrues at a rate of 12.18% per annum.

(h)

On September 19, 2023, Titan Trucking entered into a business advance finance agreement with Channel Equipment Finance for $123,574, which matures on August 28, 2028. Titan Trucking makes monthly payments of $3,051 towards principal and interest. Interest accrues at a rate of 16.69% per annum.

On October 31, 2023, Titan Trucking entered into an equipment finance agreement with Channel Equipment Finance for $84,000, which matures on November 15, 2024. Titan Trucking makes monthly payments of $7,448 towards principal and interest. Interest accrues at a rate of 56.95% per annum.

(i)

On July 15, 2022, Titan Trucking entered into an equipment financing agreement with Financial Pacific for $74,841, which matures five years from commencement. Titan Trucking makes monthly payments of $1,585 towards principal and interest. Interest accrues at a rate of 9.87% per annum.

On October 15, 2022, Titan Trucking entered into an additional equipment financing agreement with Financial Pacific for $95,127, which matures five years from commencement. Titan Trucking makes monthly payments of $1,906 towards principal and interest. Interest accrues at a rate of 7.49% per annum.

(j)	On August 10, 2022, Titan Trucking entered into an equipment financing agreement with M2 Equipment for $230,000, which matures five years from commencement. Titan Trucking makes monthly payments of $4,739 towards principal and interest. Interest accrues at a rate of 8.68% per annum.

(k)	On August 16, 2022, Titan Trucking entered into an equipment financing agreement with Meridian for $149,076, which matures five years from commencement. Titan Trucking makes monthly payments of $3,118 towards principal and interest. Interest accrues at a rate of 9.32% per annum.

(l)	On July 23, 2022, Titan Trucking entered into an equipment financing agreement with Navitas for $210,000, which matures five years from commencement. Titan Trucking makes monthly payments of $4,257 towards principal and interest. Interest accrues at a rate of 7.99% per annum.

(m)	On August 15, 2022, Titan Trucking entered into an equipment financing agreement with Pawnee Leasing Corp. for $248,157, which matures five years from commencement. Titan Trucking makes monthly payments of $5,296 towards principal and interest. Interest accrues at a rate of 10.19% per annum.

(n)

On June 22, 2022, Titan Trucking entered into a collateralized loan agreement with Signature Bank for $284,951, which matures six years from commencement. Titan makes monthly payments of $4,849 towards principal and interest. Interest accrues at a rate of 6.93% per annum.

On September 15, 2022, Titan Trucking entered into a collateralized loan agreement with Signature Bank for $191,250, which matures five years from commencement. Titan makes monthly payments of $3,901 towards principal and interest. Interest accrues at a rate of 8.25% per annum.

(o)	On August 20, 2022, Titan Trucking entered into a collateralized loan agreement with Trans Lease, Inc. for $210,750, which matures five years from commencement. Titan Trucking makes monthly payments of $4,838 towards principal and interest. Interest accrues at a rate of 9.75% per annum.

(p)	On April 27, 2022, Titan Trucking entered into a collateralized debt agreement with Verdant Commercial Capital for $241,765, which matures five years from commencement. Titan Trucking makes monthly payments of $4,702 towards principal and interest. Interest accrues at a rate of 6.25% per annum.

(q)	On August 15, 2022, Titan Trucking entered into an equipment financing agreement with Western Equipment Capital for $240,726, which matures five years from commencement. Titan Trucking makes monthly payments of $4,989 towards principal and interest. Interest accrues at a rate of 8.93% per annum.

(r)	On November 8, 2023, Titan Trucking entered into an equipment financing agreement with Amur Equipment Finance for $223,428, which matures five years from commencement. Titan Trucking makes monthly payments of $5,215 towards principal and interest. Interest accrues at a rate of 14.14% per annum.
Note Payables issued prior to Titan Merger:

(s)

On January 5, 2023, the Company completed its asset acquisition of the Recoup Digester Assets and as part of the consideration the Company paid for such assets, the Company assumed the liabilities of a Secured Promissory Note owed to Michaelson Capital Special Finance Fund II, L.P. (“Michaelson”) with an outstanding balance of $3,017,090 and other obligations of the seller under a secured loan agreement. The Company and Michaelson agreed to amend and restate the Secured Promissory Note, as well as sign a related Forbearance Agreement (together known as the “Michaelson Note”). The Michaelson Note has a 12% per annum interest rate. The Michaelson Note has the following terms: (1) the Company is to make monthly interest payments for the interest amounts owed, (2) the Company is to make monthly principal payments of $35,000, (3) the Company is to make a $250,000 principal repayment due as of December 31, 2023, and (4) the Company is to repay all other outstanding amounts owed by December 31, 2023. Substantially all of our assets are pledged as collateral for outstanding borrowings under the Michaelson Note.

In October of 2023 the Company and Michaelson agreed to forbear the principal payments owed to Michaelson during the three months ended September 30, 2023 until October 30, 2023. On December 28, 2023 the Company and Michaelson signed a Forbearance Agreement (the “December Michaelson Amendment”) which was accounted for as a debt modification in accordance with ASC 470 – Debt.

The December Michaelson Amendment established a period ending on March 31, 2024 during which Michaelson agreed to forbear from exercising its rights against the Company with respect to a default. Additionally, it set the following repayment terms: 1) on or before December 31, 2023 the Company is to make a $125,000 principal payment, 2) on or before January 31, 2024 the Company is make a principal payment of $50,000, 3) on or before March 31, 2023 the Company shall repay its remaining principal obligations to Michaelson, 4) beginning on January 2024, the Company is make three monthly interest payments of $22,571, and 5) following the payment of its other obligations owed to Michaelson the company shall issue Michaelson $50,000 worth of preferred stock at the current offering terms and conditions.

In April 2024, the Company and Michaelson agreed to extend the term of the Michaelson Note until June 30, 2024, and forbear all other terms until May 1, 2024. In exchange for such extension and forbearance, the Company agreed to: 1) pay $600,000 to Michaelson upon the closing of the acquisition of Standard Waste Services, LLC -- $500,000 will be repayment of principal and $100,000 will be a fee for the forbearance (payable $50,000 in cash and $50,000 in Series B Preferred Stock), 2) any new debt incurred by the Company shall be subordinated to the Michaelson Note, and 3) Michaelson is to receive 25% of the net proceeds on any capital raised greater than $6.0 million (Note 20 – Subsequent Events).

(t)

Between January 14, 2022 and July 6, 2022, the Company signed four loan agreements with the Loanbuilder service of Paypal, Inc (the “Loanbuilder Notes”). Three of the four Loanbuilder Notes were settled prior to May 19, 2023. The remaining note (“Loanbuilder – 3”) was in default on May 19, 2023. On May 19, 2023, the outstanding liabilities owed due to the Loanbuilder Notes was $299,710, inclusive of $50,599 owed due to Loanbuilder – 3.

On June 15, 2023, the Company agreed to settle Loanbuilder – 3. In accordance with ASC 470-60, “Troubled Debt Restructuring by Debtors” each of the Loanbuilder notes is accounted for as a troubled debt restructuring due to their respective settlement agreements. As a result of the Loanbuilder - 3 settlement, the Company recorded a net gain on extinguishment of debt of $25,299 in the consolidated statement of operations for the year ended December 31, 2023. Additionally, the Company agreed to pay the lender $6,325 in four monthly payments beginning in June 2023.

Excluding the Loanbuilder - 3 repayments, and as of December 31, 2023, the Company has 28 remaining required monthly repayments of $6,046 and 16 remaining required monthly repayments of $1,545 for the other Loanbuilder Notes.

(u)	On May 16, 2022, the Company issued a $25,000 promissory note (the “Individual #1 Note”) with an individual private investor. The Individual Note has an annual interest rate of 12% per annum and matures on December 31, 2023, at which time all principal and accrued interest is owed. In the event of default, the promissory note incurs additional interest of 0.5% on all outstanding principal and interest owed.

(v)	On September 28, 2022 and September 29, 2022, the Company agreed to two Kabbage Funding Loan Agreements (together known as the “Kabbage Loans”) owed to American Express National Bank. The Kabbage Loans had an initial principal value of $120,800 and as of May 19, 2023 had a principal amount of $77,748. Each loan includes a cost of capital interest expense of $4,077 and is to be repaid in nine monthly repayments of $3,658, followed by nine monthly payments of $35,507.

(w)	The Company signed a revolving loan with Baxter Credit Union, which was renewed on April 26, 2023, with a principal liability of $99,995. The loan had an annual interest rate of 8.50% and a maturity date of July 30, 2023, at which point all principal and accrued interest was due and payable. As of December 31, 2023 this loan was fully repaid.
Related Parties:

(x)

On April 30, 2023, the Company signed a promissory note (the “Titan Holdings 2 Note”) with Titan Holdings 2, LLC (“Titan Holdings 2”), a stockholder of the Company. On November 10, 2023 Titan Trucking and Titan Holdings 2 agreed to a restated promissory note (together the two notes are the “Titan Holdings 2 Note”). The Titan Holdings 2 Note has a principal amount of $712,470. The interest rate is 10.5% for the period of April 30, 2023 through November 30, 2023 and 13.00% commencing on December 1, 2023. Accrued interest is required to be paid on a monthly basis and all outstanding principal owed is due five years commencing after the signing of the restated promissory note. The Company was also required to make a one-time principal payment of $175,000 on or before December 8, 2023 and because all principal and interest owed on December 31, 2023 was not repaid, an additional $50,000 penalty charge was added to the outstanding principal owed.

Titan has an informal agreement with Titan Holdings 2 to continually borrow from Titan Holdings 2 as working capital needs arise. These additional funds are to be repaid as funding becomes available. As of December 31, 2023, Titan had borrowed $66,000 in additional funding.

(y)	On December 31, 2023, the Company and a stockholder of the Company agreed to an informal agreement (the “Titan Holdings 5 Note”) to borrow funds from the stockholder as working capital needs arise. These additional funds are to be repaid as funding becomes available. As of December 31, 2023, Titan had borrowed $40,000 in additional funding.

(z)	On October 30, 2023, the Company and its CEO, Glen Miller, agreed to a promissory note for a principal amount of $250,000. The promissory note is non-interest bearing and to be repaid within 30 days of the Company’s receipt of bridge funding. The note also features a provision stating the Company will pay a 10% late fee in the event repayment is not made by more than 30 days past maturity.

(aa)	On November 30, 2023, the Company and its COO, Jeff Rizzo, agreed to a promissory note for a principal amount of $65,000. The promissory note is non-interest bearing and to be repaid within 30 days of the Company’s receipt of bridge funding. The note also features a provision stating the Company will pay a 10% late fee in the event repayment is not made by more than 30 days past maturity.

SCHEDULE OF PRINCIPAL MATURITIES OF NOTES PAYABLE

Principal maturities for the next five years and thereafter as of June 30, 2024 were as follows:

Remainder of 2024	$5,403,861
2025	2,135,946
2026	1,669,482
2027	3,551,162
2028	928,610
Thereafter	804,113
Total principal payments	$14,493,174
Less: debt discounts	(2,889,394)
Total notes payable	$11,603,780

Principal maturities for the next five years and thereafter as of December 31, 2023 were as follows:

2024	$3,932,831
2025	1,036,070
2026	861,456
2027	571,005
2028	156,009
Thereafter	603,470
Total principal payments	$7,160,841
Less: debt discounts	(74,710)
Total notes payable	$7,086,131